LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Aerospace & Defense–1.66%
†AAR	5,389	$ 101,313
†Aerojet Rocketdyne Holdings	7,418	295,904
†AeroVironment	2,215	132,922
†Astronics	2,505	19,339
†Astronics Class B	1,301	10,083
†Axon Enterprise	1,811	164,258
†Boeing	16,684	2,757,198
BWX Technologies	5,833	328,456
Cubic	3,909	227,387
Curtiss-Wright	4,750	442,985
†Ducommun	1,600	52,672
General Dynamics	10,056	1,392,052
HEICO	3,196	334,493
HEICO Class A	4,785	424,238
†Hexcel	10,095	338,687
†Howmet Aerospace	26,523	443,465
Huntington Ingalls Industries	4,327	609,025
Kaman	3,636	141,695
†Kratos Defense & Security Solutions	12,058	232,478
L3Harris Technologies	7,163	1,216,564
Lockheed Martin	10,162	3,894,891
†Mercury Systems	3,446	266,927
Moog Class A	3,369	214,033
National Presto Industries	1,066	87,263
Northrop Grumman	6,440	2,031,756
Park Aerospace	2,423	26,459
Raytheon Technologies	56,406	3,245,601
Spirit AeroSystems Holdings Class A	8,350	157,899
†Teledyne Technologies	1,944	603,048
Textron	22,144	799,177
TransDigm Group	1,903	904,153
†Vectrus	2,921	110,998
		22,007,419
Air Freight & Logistics–0.85%
†Air Transport Services Group	10,584	265,235
†Atlas Air Worldwide Holdings	3,789	230,750
CH Robinson Worldwide	9,962	1,018,017
†Echo Global Logistics	6,655	171,499
Expeditors International of Washington	10,469	947,654
FedEx	10,318	2,595,183
Forward Air	4,082	234,225
†Hub Group Class A	4,075	204,545
United Parcel Service Class B	27,807	4,633,480
†XPO Logistics	11,233	950,986
		11,251,574
Airlines–0.42%
†Alaska Air Group	15,098	553,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines (continued)
†Allegiant Travel	2,388	$ 286,082
†American Airlines Group	20,094	246,955
†Copa Holdings Class A	4,120	207,401
†Delta Air Lines	38,862	1,188,400
†Hawaiian Holdings	6,305	81,271
†JetBlue Airways	33,203	376,190
†SkyWest	6,659	198,838
†Southwest Airlines	36,643	1,374,113
†Spirit Airlines	10,860	174,846
†United Airlines Holdings	26,032	904,612
		5,591,748
Auto Components–0.57%
†Adient	7,115	123,303
†American Axle & Manufacturing Holdings	21,651	124,926
†Aptiv	15,378	1,409,855
†Autoliv	9,198	670,350
BorgWarner	22,273	862,856
Cooper Tire & Rubber	8,107	256,992
†Cooper-Standard Holdings	2,502	33,051
†Dana	23,970	295,310
†Delphi Technologies	6,922	115,667
†Dorman Products	3,454	312,173
†Fox Factory Holding	3,534	262,682
Gentex	29,998	772,448
†Gentherm	4,875	199,387
†Goodyear Tire & Rubber	34,879	267,522
†Horizon Global	2,190	12,593
LCI Industries	3,863	410,598
†Lear	7,285	794,429
†Modine Manufacturing	8,303	51,894
†Motorcar Parts of America	2,029	31,571
†Standard Motor Products	2,906	129,753
†Stoneridge	3,532	64,883
†Superior Industries International	3,283	4,104
†Tenneco Class A	8,836	61,322
†Veoneer	7,240	106,428
†Visteon	3,380	233,964
		7,608,061
Automobiles–0.65%
†Ford Motor	245,440	1,634,631
†General Motors	88,919	2,631,113
Harley-Davidson	15,921	390,701
†Tesla	7,705	3,305,522
Thor Industries	4,199	399,997
Winnebago Industries	5,327	275,246
		8,637,210
Banks–4.28%
1st Source	3,376	104,116
Allegiance Bancshares	1,697	39,659
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Altabancorp	300	$ 6,036
Ameris Bancorp	8,107	184,677
Arrow Financial	498	12,508
Associated Banc-Corp	16,938	213,758
†Atlantic Capital Bancshares	2,200	24,970
Atlantic Union Bankshares	7,033	150,295
Banc of California	9,953	100,724
BancFirst	3,473	141,837
†Bancorp	11,149	96,327
BancorpSouth Bank	10,113	195,990
Bank of America	241,260	5,811,953
Bank of Hawaii	5,106	257,955
Bank of Marin Bancorp	800	23,168
Bank of NT Butterfield & Son	7,533	167,835
Bank OZK	13,694	291,956
BankUnited	12,210	267,521
Banner	5,972	192,657
Berkshire Hills Bancorp	5,646	57,081
BOK Financial	5,728	295,049
Boston Private Financial Holdings	14,301	78,942
Bridge Bancorp	2,824	49,222
Brookline Bancorp	16,250	140,481
Bryn Mawr Bank	3,680	91,522
Cadence BanCorp	17,046	146,425
Camden National	1,998	60,390
Capital City Bank Group	800	15,032
Cathay General Bancorp	8,683	188,247
CBTX	1,306	21,340
Central Pacific Financial	5,001	67,864
CIT Group	10,032	177,667
Citigroup	67,542	2,911,736
Citizens Financial Group	17,628	445,636
City Holding	2,841	163,670
CNB Financial	543	8,074
Columbia Banking System	8,265	197,120
Comerica	7,262	277,772
Commerce Bancshares	9,945	559,804
Community Bank System	5,191	282,702
Community Trust Bancorp	2,467	69,717
ConnectOne Bancorp	6,176	86,896
Cullen/Frost Bankers	4,148	265,265
†Customers Bancorp	3,657	40,958
CVB Financial	14,317	238,092
Dime Community Bancshares	6,872	77,722
Eagle Bancorp	5,654	151,471
East West Bancorp	11,093	363,185
Enterprise Financial Services	3,126	85,246
†Equity Bancshares Class A	1,380	21,390
FB Financial	6,591	165,566
Fifth Third Bancorp	38,772	826,619
Financial Institutions	763	11,750
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Bancorp (North Carolina)	4,235	$ 88,639
First BanCorp (Puerto Rico)	32,583	170,083
First Bancshares	1,363	28,582
First Busey	9,536	151,527
First Citizens BancShares Class A	953	303,797
First Commonwealth Financial	14,092	109,072
First Community Bancshares	1,307	23,591
First Financial	880	27,632
First Financial Bancorp	11,350	136,257
First Financial Bankshares	8,922	249,013
First Foundation	5,112	66,814
First Hawaiian	5,650	81,756
First Horizon National	52,745	497,385
First Interstate BancSystem Class A	3,666	116,762
First Merchants	8,190	189,680
First Mid Bancshares	773	19,286
First Midwest Bancorp	14,084	151,826
First of Long Island	1,772	26,243
First Republic Bank	7,689	838,562
Flushing Financial	4,876	51,296
FNB	32,839	222,648
Fulton Financial	20,249	188,923
German American Bancorp	3,237	87,852
Glacier Bancorp	7,273	233,100
Great Southern Bancorp	2,431	88,051
Great Western Bancorp	8,042	100,123
Hancock Whitney	9,517	179,015
Hanmi Financial	4,000	32,840
†Harborone Bancorp	3,325	26,833
Heartland Financial USA	6,250	187,469
Heritage Commerce	3,648	24,277
Heritage Financial	6,057	111,388
Hilltop Holdings	13,115	269,907
Home BancShares	18,464	279,914
HomeTrust Bancshares	901	12,236
Hope Bancorp	16,420	124,546
Horizon Bancorp	7,246	73,112
Huntington Bancshares	53,810	493,438
Independent Bank	5,643	205,251
Independent Bank Group	4,072	179,901
International Bancshares	10,063	262,242
Investors Bancorp	34,004	246,869
JPMorgan Chase & Co.	128,185	12,340,370
KeyCorp	34,868	415,975
Lakeland Bancorp	9,994	99,440
Lakeland Financial	2,847	117,296
Live Oak Bancshares	3,640	92,201
M&T Bank	4,902	451,425
Mercantile Bank	1,436	25,877
Midland States Bancorp	1,400	17,990

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
MidWestOne Financial Group	600	$ 10,722
National Bank Holdings Class A	5,083	133,429
NBT Bancorp	5,373	144,104
†Nicolet Bankshares	573	31,292
OceanFirst Financial	7,155	97,952
OFG Bancorp	8,163	101,711
Old National Bancorp	17,834	223,995
Origin Bancorp	1,679	35,863
Pacific Premier Bancorp	13,143	264,700
PacWest Bancorp	6,709	114,590
Park National	1,685	138,103
Peapack Gladstone Financial	2,958	44,814
Peoples Bancorp	3,493	66,681
People's United Financial	36,431	375,604
Pinnacle Financial Partners	5,894	209,767
PNC Financial Services Group	14,174	1,557,864
Popular	10,058	364,804
Preferred Bank	1,509	48,469
Prosperity Bancshares	11,758	609,417
QCR Holdings	1,263	34,619
Regions Financial	53,899	621,455
Renasant	9,498	215,795
Republic Bancorp Class A	1,755	49,421
S&T Bancorp	4,286	75,819
Sandy Spring Bancorp	4,310	99,475
†Seacoast Banking Corp. of Florida	1,194	21,528
ServisFirst Bancshares	6,045	205,711
Sierra Bancorp	742	12,458
Signature Bank	3,723	308,972
Simmons First National Class A	12,660	200,724
South State	6,674	321,353
Southside Bancshares	5,011	122,419
Sterling Bancorp	21,051	221,457
Stock Yards Bancorp	2,112	71,893
†SVB Financial Group	3,458	832,064
Synovus Financial	18,621	394,207
TCF Financial	20,070	468,835
†Texas Capital Bancshares	5,756	179,184
Tompkins Financial	1,879	106,746
Towne Bank	9,443	154,865
TriCo Bancshares	4,228	103,544
†TriState Capital Holdings	3,540	46,870
†Triumph Bancorp	6,346	197,614
Truist Financial	41,774	1,589,501
Trustmark	10,322	220,994
UMB Financial	5,041	247,059
Umpqua Holdings	21,855	232,100
United Bankshares	15,676	336,564
United Community Banks	9,910	167,776
Univest Financial	5,030	72,281
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
US Bancorp	56,106	$ 2,011,400
Valley National Bancorp	39,046	267,465
Veritex Holdings	959	16,332
Washington Trust Bancorp	3,228	98,971
Webster Financial	9,266	244,715
Wells Fargo & Co.	125,998	2,962,213
WesBanco	5,095	108,829
Westamerica Bancorporation	2,893	157,235
Western Alliance Bancorp	10,465	330,903
Wintrust Financial	5,764	230,848
Zions Bancorp	11,022	322,063
		56,700,065
Beverages–1.50%
†Boston Beer Class A	1,066	941,662
Brown-Forman Class A	1,046	71,839
Brown-Forman Class B	14,939	1,125,205
Coca-Cola	136,799	6,753,767
Coca-Cola Consolidated	1,022	245,975
Constellation Brands Class A	4,845	918,176
Keurig Dr Pepper	10,927	301,585
MGP Ingredients	1,497	59,491
†Molson Coors Beverage Class B	12,854	431,380
†Monster Beverage	12,489	1,001,618
†National Beverage	1,899	129,151
PepsiCo	57,262	7,936,513
		19,916,362
Biotechnology–2.20%
AbbVie	57,415	5,028,980
†ACADIA Pharmaceuticals	2,300	94,875
†Adverum Biotechnologies	10,775	110,983
†Agios Pharmaceuticals	1,832	64,120
†Akebia Therapeutics	7,400	18,574
†Alexion Pharmaceuticals	9,808	1,122,329
†Alkermes	3,336	55,278
†Alnylam Pharmaceuticals	2,227	324,251
Amgen	25,518	6,485,655
†Amicus Therapeutics	4,200	59,304
†AnaptysBio	2,400	35,400
†Anika Therapeutics	1,937	68,550
†Arena Pharmaceuticals	3,770	281,958
†Atara Biotherapeutics	3,839	49,753
†Biogen	8,809	2,498,937
†BioMarin Pharmaceutical	3,163	240,641
†Bluebird Bio	4,185	225,781
†Concert Pharmaceuticals	4,505	44,239
†CRISPR Therapeutics	2,111	176,564
†Denali Therapeutics	4,195	150,307
†Eagle Pharmaceuticals	1,957	83,133
†Emergent BioSolutions	5,759	595,077
†Enanta Pharmaceuticals	2,114	96,779
†Epizyme	4,841	57,753

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exact Sciences	3,427	$ 349,383
†Exelixis	20,982	513,010
†FibroGen	2,296	94,412
†Five Prime Therapeutics	4,086	19,204
†G1 Therapeutics	4,800	55,440
Gilead Sciences	52,064	3,289,924
†Global Blood Therapeutics	5,962	328,745
†GlycoMimetics	1,315	4,037
†Incyte	2,788	250,195
†Intellia Therapeutics	2,940	58,447
†Ionis Pharmaceuticals	3,545	168,210
†Karyopharm Therapeutics	4,951	72,285
†Kura Oncology	3,841	117,688
†Ligand Pharmaceuticals	1,549	147,651
†MacroGenics	6,645	167,388
†Madrigal Pharmaceuticals	765	90,828
†Momenta Pharmaceuticals	5,261	276,097
†Myriad Genetics	6,072	79,179
†Neurocrine Biosciences	2,841	273,191
†ObsEva	1,100	2,728
†OPKO Health	26,983	99,567
†PDL BioPharma	21,857	68,850
†Prothena	2,660	26,573
†Regeneron Pharmaceuticals	2,460	1,377,059
†REGENXBIO	4,574	125,877
†Retrophin	4,405	81,316
†Rhythm Pharmaceuticals	631	13,674
†Rocket Pharmaceuticals	4,200	96,012
†Sage Therapeutics	900	55,008
†Sangamo Therapeutics	13,158	124,343
†Sarepta Therapeutics	2,381	334,364
†Seattle Genetics	3,269	639,711
†Spectrum Pharmaceuticals	5,200	21,216
†Ultragenyx Pharmaceutical	1,249	102,655
†United Therapeutics	5,308	536,108
†Vanda Pharmaceuticals	5,302	51,217
†Vertex Pharmaceuticals	3,259	886,839
†Xencor	5,219	202,445
		29,170,097
Building Products–1.00%
AAON	5,498	331,255
Advanced Drainage Systems	7,020	438,329
Allegion	4,973	491,880
†American Woodmark	2,433	191,088
AO Smith	10,077	532,066
Apogee Enterprises	3,439	73,491
†Armstrong Flooring	3,796	13,096
Armstrong World Industries	4,709	324,026
†Builders FirstSource	14,679	478,829
Carrier Global	37,888	1,157,100
†Cornerstone Building Brands	8,244	65,787
CSW Industrials	1,989	153,650
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Fortune Brands Home & Security	12,787	$ 1,106,331
†Gibraltar Industries	3,900	254,046
Griffon	7,849	153,370
Insteel Industries	1,756	32,837
†JELD-WEN Holding	13,799	311,857
Johnson Controls International	30,061	1,227,992
Lennox International	1,939	528,591
Masco	10,394	573,021
†Masonite International	3,980	391,632
Owens Corning	12,082	831,362
Patrick Industries	4,000	230,080
†PGT Innovations	8,191	143,506
Quanex Building Products	4,360	80,398
†Resideo Technologies	14,386	158,246
Simpson Manufacturing	4,772	463,648
Trane Technologies	12,505	1,516,231
†Trex	8,010	573,516
UFP Industries	7,118	402,238
		13,229,499
Capital Markets–2.79%
Affiliated Managers Group	4,373	299,026
Ameriprise Financial	9,788	1,508,429
Ares Management Class A	5,059	204,485
Artisan Partners Asset Management Class A	3,789	147,733
Bank of New York Mellon	34,671	1,190,602
BGC Partners Class A	30,856	74,054
BlackRock	3,395	1,913,252
Blackstone Group Class A	5,713	298,219
†Blucora	5,281	49,747
Brightsphere Investment Group	6,371	82,186
Cboe Global Markets	6,135	538,285
Charles Schwab	30,396	1,101,247
CME Group	6,950	1,162,804
Cohen & Steers	4,673	260,473
Diamond Hill Investment Group	786	99,288
†Donnelley Financial Solutions	6,570	87,775
E*TRADE Financial	15,622	781,881
Eaton Vance	9,530	363,569
Evercore Class A	5,155	337,446
FactSet Research Systems	2,282	764,196
Federated Hermes	13,518	290,772
Franklin Resources	21,524	438,013
Goldman Sachs Group	10,783	2,167,060
Greenhill & Co.	3,574	40,565
Hamilton Lane Class A	2,290	147,911
Houlihan Lokey	2,921	172,485

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group Class A	7,062	$ 341,306
Intercontinental Exchange	15,452	1,545,973
Invesco	22,723	259,269
Janus Henderson Group	11,212	243,525
KKR & Co Class A	24,658	846,756
Lazard Class A	6,961	230,061
LPL Financial Holdings	9,695	743,316
MarketAxess Holdings	1,677	807,626
Moelis & Co. Class A	4,279	150,364
Moody's	6,784	1,966,342
Morgan Stanley	54,363	2,628,451
Morningstar	4,029	647,098
MSCI	3,656	1,304,388
Nasdaq	9,329	1,144,762
Northern Trust	9,018	703,133
Oppenheimer Holdings Class A	566	12,633
Piper Sandler	2,718	198,414
PJT Partners Class A	2,208	133,827
Raymond James Financial	9,843	716,177
S&P Global	7,716	2,782,390
SEI Investments	11,025	559,188
State Street	13,505	801,252
Stifel Financial	7,513	379,857
†Stonex Group	1,728	88,404
T. Rowe Price Group	11,004	1,410,933
TD Ameritrade Holding	24,885	974,248
Tradeweb Markets Class A	3,416	198,128
Virtu Financial Class A	8,744	201,199
Virtus Investment Partners	817	113,277
Waddell & Reed Financial Class A	11,678	173,418
†Westwood Holdings Group	147	1,638
WisdomTree Investments	27,823	89,034
		36,917,890
Chemicals–2.21%
†AdvanSix	4,807	61,914
Air Products & Chemicals	5,258	1,566,148
Albemarle	7,489	668,618
†American Vanguard	3,629	47,685
Ashland Global Holdings	4,435	314,530
Avient	9,434	249,624
†Axalta Coating Systems	21,171	469,361
Balchem	2,885	281,663
Cabot	7,734	278,656
Celanese	9,212	989,829
CF Industries Holdings	16,135	495,506
Chase	1,120	106,848
Chemours	8,853	185,116
Corteva	33,747	972,251
Dow	33,982	1,598,853
DuPont de Nemours	23,710	1,315,431
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Eastman Chemical	10,360	$ 809,323
Ecolab	9,204	1,839,327
†Element Solutions	32,886	345,632
†Ferro	13,661	169,396
FMC	5,909	625,822
FutureFuel	4,566	51,916
†GCP Applied Technologies	5,509	115,414
Hawkins	819	37,756
HB Fuller	5,745	263,006
Huntsman	27,463	609,953
†Ingevity	4,179	206,610
Innospec	3,098	196,165
International Flavors & Fragrances	4,658	570,372
†Intrepid Potash	612	5,165
†Koppers Holdings	1,784	37,304
†Kraton	6,560	116,899
Kronos Worldwide	11,671	150,089
†Linde	12,724	3,029,966
†Livent	5,526	49,568
†LSB Industries	2,575	4,172
LyondellBasell Industries Class A	25,022	1,763,801
Minerals Technologies	4,368	223,205
Mosaic	18,114	330,943
NewMarket	1,227	420,027
Olin	18,769	232,360
PPG Industries	13,785	1,682,873
†PQ Group Holdings	2,891	29,662
†Rayonier Advanced Materials	10,113	32,362
RPM International	7,154	592,637
Scotts Miracle-Gro	6,027	921,589
Sensient Technologies	4,926	284,427
Sherwin-Williams	3,469	2,416,991
Stepan	2,727	297,243
†Trecora Resources	1,810	11,113
Tredegar	3,092	45,978
Trinseo	7,005	179,608
†Tronox Holdings Class A	12,136	95,510
Valvoline	15,826	301,327
†Venator Materials	6,100	11,773
W R Grace & Co.	5,509	221,958
Westlake Chemical	5,165	326,531
		29,257,806
Commercial Services & Supplies–1.00%
ABM Industries	8,999	329,903
ACCO Brands	15,297	88,723
ADT	37,621	307,364
†Advanced Disposal Services	2,636	79,686
†ARC Document Solutions	6,046	5,441
Brady Class A	5,320	212,906
Brink's	3,096	127,215

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Casella Waste Systems Class A	2,209	$ 123,373
†Cimpress	3,169	238,182
Cintas	4,388	1,460,458
†Clean Harbors	6,114	342,567
†Copart	10,032	1,054,965
Covanta Holding	13,922	107,896
Deluxe	5,890	151,550
Ennis	3,323	57,953
†Harsco	9,121	126,873
Healthcare Services Group	2,712	58,389
†Heritage-Crystal Clean	1,138	15,192
Herman Miller	8,070	243,391
HNI	6,100	191,418
†IAA	12,184	634,421
Interface	8,682	53,134
†KAR Auction Services	13,984	201,370
Kimball International Class B	4,901	51,657
Knoll	7,864	94,840
Matthews International Class A	4,904	109,653
McGrath RentCorp	3,569	212,677
MSA Safety	1,744	233,992
†PICO Holdings	2,699	24,183
Pitney Bowes	23,939	127,116
Quad/Graphics	5,244	15,889
Republic Services	16,748	1,563,426
Rollins	14,223	770,744
†SP Plus	3,002	53,886
Steelcase Class A	12,090	122,230
†Stericycle	7,107	448,167
†Team	2,683	14,757
Tetra Tech	5,617	536,424
UniFirst	1,742	329,883
†US Ecology	3,069	100,264
†Viad	2,959	61,636
VSE	600	18,384
Waste Management	18,894	2,138,234
		13,240,412
Communications Equipment–0.90%
†Acacia Communications	5,992	403,861
ADTRAN	6,434	65,981
†Applied Optoelectronics	2,558	28,778
†Arista Networks	2,186	452,349
†CalAmp	2,806	20,175
†Calix	3,340	59,385
†Ciena	14,673	582,371
Cisco Systems	153,382	6,041,717
†CommScope Holding	14,905	134,145
Comtech Telecommunications	2,467	34,538
†EchoStar Class A	4,326	107,674
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†F5 Networks	5,272	$ 647,243
†Harmonic	15,891	88,672
†Infinera	28,262	174,094
InterDigital	3,332	190,124
Juniper Networks	22,261	478,611
†Lumentum Holdings	5,089	382,337
Motorola Solutions	5,314	833,288
†NETGEAR	5,991	184,643
†NetScout Systems	10,443	227,971
†Ribbon Communications	7,554	29,234
Ubiquiti	1,799	299,821
†ViaSat	4,826	165,966
†Viavi Solutions	21,760	255,245
		11,888,223
Construction & Engineering–0.42%
†AECOM	15,765	659,608
†Aegion	4,365	61,677
†Ameresco Class A	500	16,700
Arcosa	4,724	208,281
Argan	2,865	120,072
Comfort Systems USA	5,275	271,715
†Construction Partners Class A	3,231	58,804
†Dycom Industries	5,163	272,710
EMCOR Group	6,939	469,840
†Fluor	6,492	57,195
Granite Construction	5,660	99,673
†Great Lakes Dredge & Dock	10,783	102,546
Jacobs Engineering Group	6,624	614,508
†MasTec	10,781	454,958
†MYR Group	2,986	111,019
†NV5 Global	1,900	100,263
Primoris Services	10,014	180,653
Quanta Services	15,156	801,146
†Sterling Construction	6,125	86,730
†Tutor Perini	7,043	78,389
Valmont Industries	2,153	267,360
†WillScot Mobile Mini Holdings	28,956	482,986
		5,576,833
Construction Materials–0.17%
†Eagle Materials	4,281	369,536
Martin Marietta Materials	3,480	819,053
†Summit Materials Class A	14,078	232,850
†U.S. Concrete	2,396	69,580
Vulcan Materials	5,108	692,338
		2,183,357
Consumer Finance–0.83%
Ally Financial	26,793	671,700
American Express	28,019	2,808,905
Capital One Financial	16,713	1,200,996

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Credit Acceptance	2,022	$ 684,730
Discover Financial Services	19,049	1,100,651
†Encore Capital Group	5,079	195,999
†Enova International	5,850	95,881
†EZCORP Class A	6,690	33,651
FirstCash	5,361	306,703
†Green Dot Class A	5,819	294,500
†LendingClub	14,756	69,501
†LendingTree	922	282,952
Navient	31,863	269,242
Nelnet Class A	4,320	260,280
OneMain Holdings	11,443	357,594
†PRA Group	6,942	277,333
Santander Consumer USA Holdings	29,973	545,209
SLM	54,985	444,829
Synchrony Financial	38,150	998,385
†World Acceptance	1,118	118,005
		11,017,046
Containers & Packaging–0.76%
Amcor	57,359	633,817
AptarGroup	7,771	879,677
Avery Dennison	6,517	833,133
Ball	14,914	1,239,652
†Berry Global Group	13,968	674,934
†Crown Holdings	7,001	538,097
Graphic Packaging Holding	37,740	531,757
Greif Class A	4,106	148,678
Greif Class B	502	19,819
International Paper	29,945	1,213,970
Myers Industries	2,920	38,632
†O-I Glass	23,503	248,897
Packaging Corp. of America	8,291	904,133
Sealed Air	10,093	391,709
Silgan Holdings	16,148	593,762
Sonoco Products	12,990	663,399
WestRock	16,116	559,870
		10,113,936
Distributors–0.20%
Core-Mark Holding	5,228	151,246
Genuine Parts	9,505	904,591
†LKQ	23,450	650,268
Pool	2,654	887,869
		2,593,974
Diversified Consumer Services–0.29%
†Adtalem Global Education	6,422	157,596
†American Public Education	2,213	62,384
†Bright Horizons Family Solutions	3,064	465,851
Carriage Services	2,326	51,893
†Chegg	2,936	209,748
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†frontdoor	5,297	$ 206,106
Graham Holdings Class B	553	223,473
†Grand Canyon Education	5,229	418,006
H&R Block	14,858	242,037
†Houghton Mifflin Harcourt	18,319	31,692
†K12	6,889	181,456
†Laureate Education Class A	1,100	14,608
†Perdoceo Education	7,863	96,243
†Regis	4,006	24,597
Service Corp. International	16,855	710,944
Strategic Education	2,304	210,747
†Terminix Global Holdings	10,594	422,489
†WW International	6,119	115,465
		3,845,335
Diversified Financial Services–1.06%
†Berkshire Hathaway Class B	58,377	12,430,798
†Cannae Holdings	9,850	367,011
Equitable Holdings	28,548	520,716
Jefferies Financial Group	16,565	298,170
†On Deck Capital	9,786	15,658
Voya Financial	8,511	407,932
		14,040,285
Diversified Telecommunication Services–1.96%
†Anterix	2,400	78,504
AT&T	310,308	8,846,881
ATN International	2,414	121,038
CenturyLink	109,049	1,100,304
†Cincinnati Bell	5,095	76,425
Cogent Communications Holdings	5,301	318,325
†Consolidated Communications Holdings	10,085	57,384
†GCI Liberty Class A	9,468	775,997
†IDT Class B	3,397	22,352
†Iridium Communications	10,976	280,766
†Liberty Latin America Class C	8,319	67,717
†ORBCOMM	9,336	31,742
Verizon Communications	234,557	13,953,796
†Vonage Holdings	17,773	181,818
		25,913,049
Electric Utilities–1.47%
ALLETE	4,494	232,520
Alliant Energy	10,808	558,233
American Electric Power	15,610	1,275,805
Avangrid	2,641	133,265
Duke Energy	22,164	1,962,844
Edison International	12,899	655,785
Entergy	5,703	561,917
Evergy	10,740	545,807
Eversource Energy	11,554	965,337

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon	31,038	$ 1,109,919
FirstEnergy	22,090	634,204
Hawaiian Electric Industries	8,248	274,163
IDACORP	3,906	312,089
MGE Energy	3,422	214,422
NextEra Energy	15,170	4,210,585
NRG Energy	19,980	614,185
OGE Energy	8,515	255,365
Otter Tail	4,368	157,991
†PG&E	11,609	109,008
Pinnacle West Capital	5,231	389,971
PNM Resources	8,002	330,723
Portland General Electric	7,726	274,273
PPL	26,960	733,582
Southern	32,677	1,771,747
Xcel Energy	17,587	1,213,679
		19,497,419
Electrical Equipment–0.88%
Acuity Brands	2,185	223,635
Allied Motion Technologies	1,708	70,506
AMETEK	12,878	1,280,073
†Atkore International Group	4,968	112,923
AZZ	3,479	118,703
Eaton	16,106	1,643,295
Emerson Electric	34,629	2,270,624
Encore Wire	3,665	170,129
EnerSys	4,508	302,577
†Generac Holdings	5,847	1,132,213
GrafTech International	5,319	36,382
Hubbell	5,553	759,873
nVent Electric	8,024	141,945
Powell Industries	1,827	44,085
Regal Beloit	4,821	452,547
Rockwell Automation	6,322	1,395,139
†Sensata Technologies Holding	13,114	565,738
†Sunrun	10,540	812,318
†Thermon Group Holdings	3,728	41,865
†TPI Composites	2,950	85,432
		11,660,002
Electronic Equipment, Instruments & Components–1.33%
Amphenol Class A	12,241	1,325,333
†Arlo Technologies	6,220	32,717
†Arrow Electronics	8,159	641,787
Avnet	8,965	231,656
Badger Meter	2,792	182,513
Belden	4,758	148,069
Benchmark Electronics	4,152	83,663
CDW	8,592	1,027,002
Cognex	7,440	484,344
†Coherent	2,520	279,544
Corning	42,464	1,376,258
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
CTS	4,313	$ 95,015
†Daktronics	5,746	22,754
Dolby Laboratories Class A	6,088	403,513
†ePlus	1,636	119,755
†Fabrinet	3,550	223,756
†FARO Technologies	3,076	187,574
†Fitbit Class A	29,379	204,478
†Flex	43,138	480,557
FLIR Systems	8,536	306,016
†Insight Enterprises	3,932	222,473
†IPG Photonics	3,916	665,603
†Itron	4,788	290,823
Jabil	22,934	785,719
†Keysight Technologies	9,796	967,649
†Knowles	12,189	181,616
Littelfuse	2,042	362,128
Methode Electronics	4,593	130,901
†MTS Systems	3,814	72,886
National Instruments	10,428	372,280
†Novanta	3,392	357,313
†OSI Systems	2,092	162,360
PC Connection	3,183	130,694
†Plexus	3,674	259,495
†Rogers	1,971	193,276
†Sanmina	10,665	288,488
†ScanSource	4,669	92,586
†SYNNEX	6,774	948,766
TE Connectivity	15,699	1,534,420
†Trimble	10,697	520,944
†TTM Technologies	12,750	145,478
Vishay Intertechnology	18,141	282,455
†Zebra Technologies Class A	3,264	824,029
		17,648,686
Energy Equipment & Services–0.29%
Archrock	16,319	87,796
Baker Hughes	32,463	431,433
†Bristow Group	670	14,238
Cactus Class A	3,339	64,075
†ChampionX	17,282	138,083
Core Laboratories	3,764	57,439
†DMC Global	1,792	59,028
†Dril-Quip	5,598	138,606
†Exterran	5,755	23,941
†Forum Energy Technologies	11,621	6,386
†Frank's International	24,705	38,046
Halliburton	80,635	971,652
†Helix Energy Solutions Group	20,202	48,687
Helmerich & Payne	7,597	111,296
†KLX Energy Services Holdings	516	2,141
†Liberty Oilfield Services Class A	5,955	47,580
†Mammoth Energy Services	3,494	5,590

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Matrix Service	3,017	$ 25,192
†Nabors Industries	845	20,652
†National Oilwell Varco	21,887	198,296
†Newpark Resources	12,083	12,687
†NexTier Oilfield Solutions	35,104	64,942
†Oceaneering International	12,328	43,395
†Oil States International	6,670	18,209
Patterson-UTI Energy	16,123	45,951
†ProPetro Holding	10,570	42,914
†RPC	14,752	38,945
Schlumberger	43,118	670,916
†SEACOR Holdings	2,936	85,379
†SEACOR Marine Holdings	2,951	5,991
†Select Energy Services Class A	17,227	66,152
TechnipFMC	20,805	131,280
†TETRA Technologies	6,536	3,339
†Tidewater	1,101	7,388
†Transocean	38,916	31,401
†U.S. Silica Holdings	11,361	34,083
		3,793,129
Entertainment–1.04%
Activision Blizzard	15,960	1,291,962
†Cinemark Holdings	15,721	157,210
†Electronic Arts	8,068	1,052,148
†IMAX	7,496	89,652
†Liberty Media-Liberty Braves Class A	594	12,403
†Liberty Media-Liberty Braves Class C	1,227	25,779
†Liberty Media-Liberty Formula One Class A	1,485	49,762
†Liberty Media-Liberty Formula One Class C	12,961	470,096
†Lions Gate Entertainment Class A	5,974	56,634
†Lions Gate Entertainment Class B	12,124	105,721
†Live Nation Entertainment	9,981	537,776
†Madison Square Garden Entertainment	1,945	133,213
†Marcus	3,838	29,668
†Netflix	6,481	3,240,695
†Reading International Class A	489	1,575
†Take-Two Interactive Software	3,820	631,140
†Walt Disney	40,727	5,053,406
World Wrestling Entertainment Class A	3,541	143,304
†Zynga Class A	82,444	751,889
		13,834,033
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.47%
Andersons	4,370	$ 83,773
†BJ's Wholesale Club Holdings	10,299	427,923
Casey's General Stores	3,835	681,288
†Chefs' Warehouse	2,580	37,513
Costco Wholesale	14,573	5,173,415
Ingles Markets Class A	2,345	89,204
Kroger	63,015	2,136,839
Natural Grocers by Vitamin Cottage	3,652	36,009
†Performance Food Group	10,338	357,901
PriceSmart	3,845	255,500
†Rite Aid	5,316	50,449
SpartanNash	5,888	96,269
†Sprouts Farmers Market	14,602	305,620
Sysco	23,187	1,442,695
†U.S. Foods Holding	16,963	376,918
†United Natural Foods	6,297	93,636
Village Super Market Class A	618	15,209
Walgreens Boots Alliance	30,562	1,097,787
Walmart	46,453	6,499,239
Weis Markets	3,330	159,840
		19,417,027
Food Products–1.48%
Alico	234	6,697
Archer-Daniels-Midland	23,598	1,097,071
B&G Foods	9,162	254,429
Bunge	11,898	543,739
Calavo Growers	1,666	110,406
†Cal-Maine Foods	5,325	204,320
Campbell Soup	13,392	647,771
Conagra Brands	24,666	880,823
†Darling Ingredients	17,849	643,099
†Farmer Bros	400	1,768
Flowers Foods	21,330	518,959
Fresh Del Monte Produce	6,313	144,694
General Mills	28,199	1,739,314
†Hain Celestial Group	9,937	340,839
Hershey	6,995	1,002,663
Hormel Foods	20,921	1,022,828
†Hostess Brands	17,011	209,746
Ingredion	8,589	650,016
J & J Snack Foods	1,777	231,703
JM Smucker	7,219	833,939
John B Sanfilippo & Son	748	56,384
Kellogg	12,773	825,008
Kraft Heinz	34,077	1,020,606
Lamb Weston Holdings	5,100	337,977
Lancaster Colony	2,661	475,787
†Landec	1,935	18,808
McCormick & Co Non-Voting Shares	6,613	1,283,583
Mondelez International Class A	29,450	1,691,903

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Pilgrim's Pride	10,200	$ 152,643
†Post Holdings	10,059	865,074
Sanderson Farms	2,838	334,799
Seaboard	14	39,714
†Simply Good Foods	7,603	167,646
†TreeHouse Foods	7,423	300,854
Tyson Foods Class A	15,376	914,564
		19,570,174
Gas Utilities–0.21%
Atmos Energy	5,568	532,245
Chesapeake Utilities	1,638	138,083
National Fuel Gas	8,672	351,996
New Jersey Resources	8,468	228,805
Northwest Natural Holding	3,733	169,441
ONE Gas	4,994	344,636
South Jersey Industries	7,029	135,449
Southwest Gas Holdings	4,816	303,890
Spire	4,636	246,635
UGI	11,119	366,705
		2,817,885
Health Care Equipment & Supplies–2.66%
Abbott Laboratories	34,339	3,737,113
†ABIOMED	1,827	506,189
†Align Technology	3,113	1,019,072
†AngioDynamics	5,678	68,477
Atrion	226	141,476
†Avanos Medical	7,052	234,267
Baxter International	17,215	1,384,430
Becton Dickinson & Co.	5,266	1,225,293
†Boston Scientific	19,203	733,747
†Cantel Medical	4,304	189,118
CONMED	3,108	244,506
Cooper	2,378	801,671
†CryoLife	4,470	82,561
Danaher	11,681	2,515,270
DENTSPLY SIRONA	10,597	463,407
†DexCom	1,908	786,535
†Edwards Lifesciences	14,169	1,130,970
†Envista Holdings	5,087	125,547
†Globus Medical Class A	6,424	318,117
†Haemonetics	5,016	437,646
†Heska	496	49,000
Hill-Rom Holdings	5,864	489,703
†Hologic	14,575	968,800
†ICU Medical	1,303	238,136
†IDEXX Laboratories	4,918	1,933,315
†Inogen	1,392	40,368
†Insulet	1,200	283,908
†Integer Holdings	3,432	202,522
†Integra LifeSciences Holdings	6,337	299,233
†Intuitive Surgical	2,314	1,641,876
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Invacare	4,463	$ 33,562
†Lantheus Holdings	4,262	54,000
†LivaNova	3,945	178,353
†Masimo	2,348	554,269
Medtronic	27,945	2,904,044
†Meridian Bioscience	6,320	107,314
†Merit Medical Systems	5,462	237,597
Mesa Laboratories	100	25,476
†Natus Medical	5,448	93,324
†Neogen	3,458	270,589
†Novocure	1,324	147,374
†NuVasive	4,122	200,206
†OraSure Technologies	3,636	44,250
†Orthofix Medical	3,349	104,288
†Penumbra	719	139,759
†Quidel	3,344	733,607
ResMed	6,529	1,119,267
†SeaSpine Holdings	1,244	17,789
STERIS	3,834	675,512
Stryker	8,165	1,701,341
†Surgalign Holdings	7,962	14,411
†Surmodics	1,196	46,536
Teleflex	1,582	538,544
†Varex Imaging	4,849	61,679
†Varian Medical Systems	4,593	789,996
West Pharmaceutical Services	3,226	886,827
†Wright Medical Group	5,622	171,696
Zimmer Biomet Holdings	7,644	1,040,654
		35,184,537
Health Care Providers & Services–2.87%
†Acadia Healthcare	9,522	280,709
†Addus HomeCare	1,963	185,523
†Amedisys	2,782	657,748
AmerisourceBergen	8,255	800,075
†AMN Healthcare Services	5,945	347,545
Anthem	9,169	2,462,702
†BioTelemetry	1,479	67,413
†Brookdale Senior Living	25,409	64,539
Cardinal Health	17,536	823,315
†Centene	22,447	1,309,333
Chemed	1,406	675,372
Cigna	16,970	2,874,888
†Community Health Systems	21,088	88,991
†CorVel	2,963	253,129
†Covetrus	3,735	91,134
†Cross Country Healthcare	2,295	14,895
CVS Health	49,828	2,909,955
†DaVita	13,115	1,123,300
Encompass Health	10,482	681,120
Ensign Group	7,140	407,408
†Enzo Biochem	4,600	9,706
†Guardant Health	1,357	151,685

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Hanger	4,881	$ 77,217
†HCA Healthcare	8,889	1,108,280
†Henry Schein	9,338	548,888
Humana	5,462	2,260,667
†Laboratory Corp of America Holdings	5,463	1,028,519
†LHC Group	3,146	668,714
†Magellan Health	4,141	313,805
McKesson	9,569	1,425,111
†MEDNAX	8,411	136,931
†Molina Healthcare	4,978	911,173
National HealthCare	2,324	144,808
Owens & Minor	8,370	210,171
Patterson	12,944	312,015
†Pennant Group	3,570	137,659
†PetIQ	1,604	52,804
Premier Class A	5,449	178,891
†Providence Service	1,930	179,316
Quest Diagnostics	7,106	813,566
†Select Medical Holdings	20,300	422,646
†Surgery Partners	5,182	113,486
†Tenet Healthcare	11,923	292,233
†Triple-S Management Class B	3,286	58,721
†U.S. Physical Therapy	1,600	139,008
UnitedHealth Group	30,136	9,395,501
†Universal Health Services Class B	7,691	823,091
		38,033,706
Health Care Technology–0.29%
†Allscripts Healthcare Solutions	29,962	243,891
Cerner	16,845	1,217,725
†Change Healthcare	19,006	275,777
Computer Programs and Systems	971	26,809
†Evolent Health Class A	10,070	124,969
†HealthStream	2,606	52,302
†HMS Holdings	8,554	204,868
†NextGen Healthcare	11,562	147,300
†Omnicell	3,102	231,595
†Teladoc Health	1,027	225,160
†Veeva Systems Class A	3,877	1,090,174
		3,840,570
Hotels, Restaurants & Leisure–1.95%
Aramark	21,338	564,390
†Biglari Holdings Class B	1	89
†BJ's Restaurants	3,790	111,578
†Bloomin' Brands	7,503	114,571
†Bluegreen Vacations Holding	529	7,083
†Boyd Gaming	3,668	112,571
†Brinker International	4,484	191,557
†Caesars Entertainment	3,240	181,634
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Carnival	30,565	$ 463,977
†Carrols Restaurant Group	5,537	35,714
†Cheesecake Factory	6,977	193,542
†Chipotle Mexican Grill	805	1,001,187
†Choice Hotels International	4,504	387,164
Churchill Downs	3,165	518,490
†Chuy's Holdings	1,400	27,412
†Cracker Barrel Old Country Store	2,543	291,580
Darden Restaurants	10,047	1,012,135
†Dave & Buster's Entertainment	4,590	69,584
†Denny's	10,416	104,160
†Dine Brands Global	2,527	137,949
Domino's Pizza	1,573	668,966
Dunkin' Brands Group	6,703	549,043
†El Pollo Loco Holdings	3,990	64,638
†Fiesta Restaurant Group	2,409	22,572
†Hilton Grand Vacations	6,174	129,531
†Hilton Worldwide Holdings	10,382	885,792
†Hyatt Hotels Class A	2,033	108,501
†International Game Technology	10,873	121,017
Jack in the Box	1,951	154,734
†Las Vegas Sands	18,905	882,107
†Marriott International Class A	9,978	923,763
†Marriott Vacations Worldwide	5,494	498,910
McDonald's	22,512	4,941,159
MGM Resorts International	16,524	359,397
†Norwegian Cruise Line Holdings	13,242	226,571
Papa John's International	4,299	353,722
†Penn National Gaming	9,276	674,365
†Planet Fitness Class A	7,347	452,722
†Playa Hotels & Resorts	2,978	12,478
†Red Robin Gourmet Burgers	2,551	33,571
†Red Rock Resorts Class A	8,254	141,143
†Royal Caribbean Cruises	7,160	463,467
†Ruth's Hospitality Group	5,354	59,215
†Scientific Games Class A	7,878	275,021
†SeaWorld Entertainment	7,588	149,635
†Six Flags Entertainment	7,468	151,600
Starbucks	36,270	3,116,318
†Texas Roadhouse	8,189	497,809
Vail Resorts	2,220	475,013
Wendy's	21,332	475,597
Wingstop	3,463	473,219
Wyndham Destinations	8,697	267,520
Wyndham Hotels & Resorts	8,697	439,199
†Wynn Resorts	4,446	319,267
Yum! Brands	10,780	984,214
		25,878,163

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.14%
†Beazer Homes USA	1,618	$ 21,358
†Cavco Industries	1,360	245,222
†Century Communities	5,813	246,064
DR Horton	19,666	1,487,340
Ethan Allen Interiors	3,617	48,974
Flexsteel Industries	262	6,288
Garmin	9,898	938,924
†GoPro Class A	2,300	10,419
†Green Brick Partners	1,200	19,320
Hamilton Beach Brands Holding Class A	400	7,780
†Helen of Troy	2,594	501,991
Hooker Furniture	1,803	46,572
†Installed Building Products	2,299	233,923
†iRobot	1,300	98,670
KB Home	11,824	453,923
La-Z-Boy	5,162	163,274
Leggett & Platt	12,560	517,095
Lennar Class A	14,448	1,180,113
Lennar Class B	513	33,684
†LGI Homes	2,369	275,207
†M/I Homes	4,399	202,574
MDC Holdings	8,736	411,466
†Meritage Homes	6,285	693,801
†Mohawk Industries	5,321	519,276
Newell Brands	34,587	593,513
†NVR	238	971,783
PulteGroup	25,143	1,163,870
†Skyline Champion	8,581	229,713
†Taylor Morrison Home	14,682	361,030
†Tempur Sealy International	4,566	407,242
Toll Brothers	11,620	565,429
†TopBuild	4,347	741,989
†TRI Pointe Group	18,474	335,118
†Tupperware Brands	6,114	123,258
†Universal Electronics	1,276	48,156
Whirlpool	6,418	1,180,206
†ZAGG	1,799	5,037
		15,089,602
Household Products–1.36%
†Central Garden & Pet Class A	5,487	198,300
Church & Dwight	11,426	1,070,730
Clorox	7,250	1,523,733
Colgate-Palmolive	26,669	2,057,513
Energizer Holdings	1,901	74,405
Kimberly-Clark	11,003	1,624,703
Procter & Gamble	78,038	10,846,502
Spectrum Brands Holdings	6,507	371,940
WD-40	1,225	231,905
		17,999,731
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.20%
AES	32,060	$ 580,607
Atlantica Sustainable Infrastructure	11,720	335,309
Brookfield Renewable Class A	5,614	328,980
Clearway Energy Class A	4,200	103,740
Clearway Energy Class C	7,003	188,801
Ormat Technologies	5,007	295,964
Vistra	43,678	823,767
		2,657,168
Industrial Conglomerates–0.86%
3M	27,842	4,459,732
Carlisle	5,516	674,993
General Electric	177,049	1,103,015
Honeywell International	24,210	3,985,208
†Raven Industries	2,462	52,982
Roper Technologies	2,941	1,162,019
		11,437,949
Insurance–2.74%
Aflac	30,816	1,120,162
Alleghany	887	461,639
Allstate	17,817	1,677,292
†Ambac Financial Group	5,809	74,181
American Equity Investment Life Holding	7,892	173,545
American Financial Group	5,319	356,267
American International Group	28,544	785,816
American National Group	2,184	147,486
AMERISAFE	3,206	183,896
Aon Class A	9,109	1,879,187
†Arch Capital Group	18,234	533,344
Argo Group International Holdings	4,555	156,829
Arthur J. Gallagher & Co.	10,458	1,104,156
Assurant	5,375	652,041
Assured Guaranty	11,085	238,106
†Athene Holding Class A	11,979	408,244
Axis Capital Holdings	7,323	322,505
†Brighthouse Financial	8,990	241,921
Brown & Brown	19,616	888,016
Chubb	14,026	1,628,699
Cincinnati Financial	9,394	732,450
CNA Financial	4,359	130,726
†eHealth	2,423	191,417
Employers Holdings	4,584	138,666
†Enstar Group	1,331	214,956
Erie Indemnity Class A	2,514	528,644
Everest Re Group	2,226	439,724
FBL Financial Group Class A	3,474	167,447
FedNat Holding	2,034	12,855
Fidelity National Financial	21,181	663,177

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
First American Financial	13,738	$ 699,402
†Genworth Financial Class A	43,794	146,710
Globe Life	7,950	635,205
†Greenlight Capital Re Class A	4,459	30,009
Hanover Insurance Group	4,661	434,312
Hartford Financial Services Group	24,591	906,424
HCI Group	2,595	127,908
Heritage Insurance Holdings	3,747	37,920
Horace Mann Educators	5,165	172,511
Independence Holding	300	11,313
James River Group Holdings	5,386	239,839
Kemper	7,906	528,358
Kinsale Capital Group	1,057	201,020
Loews	14,354	498,801
†Maiden Holdings	12,125	14,793
†Markel	627	610,510
Marsh & McLennan	16,852	1,932,924
Mercury General	6,071	251,157
MetLife	32,294	1,200,368
National General Holdings	10,842	365,917
National Western Life Group Class A	415	75,850
†NI Holdings	900	15,201
Old Republic International	27,874	410,863
Primerica	5,731	648,405
Principal Financial Group	18,732	754,338
ProAssurance	8,511	133,112
Progressive	16,390	1,551,641
Prudential Financial	16,205	1,029,342
Reinsurance Group of America	3,077	292,900
RenaissanceRe Holdings	3,891	660,458
RLI	3,097	259,312
Safety Insurance Group	2,774	191,656
Selective Insurance Group	7,063	363,674
State Auto Financial	6,451	88,766
Stewart Information Services	3,350	146,496
†Third Point Reinsurance	13,203	91,761
Travelers	16,796	1,817,159
United Fire Group	3,480	70,714
United Insurance Holdings	4,888	29,621
Universal Insurance Holdings	7,335	101,516
Unum Group	9,122	153,523
White Mountains Insurance Group	394	306,926
Willis Towers Watson	5,249	1,096,096
WR Berkley	10,936	668,736
		36,256,861
Interactive Media & Services–3.40%
†Alphabet Class A	6,580	9,643,648
†Alphabet Class C	7,545	11,088,132
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†ANGI Homeservices Class A	2,100	$ 23,300
†Cargurus	2,819	60,975
†Cars.com	8,684	70,167
†DHI Group	5,517	12,468
†Facebook Class A	77,068	20,184,109
†IAC/InterActive	2,583	309,392
†Liberty TripAdvisor Holdings Class A	10,113	17,495
†Match Group	9,882	1,093,443
†QuinStreet	3,909	61,919
†Snap Class A	4,200	109,662
TripAdvisor	8,010	156,916
†TrueCar	10,819	54,095
†Twitter	25,800	1,148,100
†Yelp	6,349	127,551
†Zedge Class B	1,132	1,653
†Zillow Group Class A	3,511	356,507
†Zillow Group Class C	5,442	552,853
		45,072,385
Internet & Direct Marketing Retail–3.79%
†1-800-Flowers.com Class A	5,253	131,010
†Amazon.com	13,453	42,359,865
†Booking Holdings	1,737	2,971,451
eBay	37,478	1,952,604
†Etsy	4,697	571,296
†Expedia Group	4,613	422,966
†Groupon	1,823	37,189
†GrubHub	5,087	367,943
†Lands' End	2,926	38,126
†Liquidity Services	356	2,656
PetMed Express	1,000	31,620
†Quotient Technology	10,979	81,025
Qurate Retail	23,614	169,548
Shutterstock	1,235	64,269
†Stamps.com	1,566	377,328
†Wayfair Class A	2,356	685,619
		50,264,515
IT Services–4.95%
Accenture Class A	23,979	5,419,014
†Akamai Technologies	9,655	1,067,264
Alliance Data Systems	4,827	202,637
Amdocs	9,367	537,759
Automatic Data Processing	17,610	2,456,419
†Black Knight	7,495	652,440
Booz Allen Hamilton Holding	9,775	811,130
Broadridge Financial Solutions	8,032	1,060,224
†CACI International Class A	2,953	629,462
†Cardtronics Class A	8,238	163,112
Cass Information Systems	1,874	75,410
Cognizant Technology Solutions Class A	23,560	1,635,535

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Conduent	18,114	$ 57,603
CSG Systems International	5,410	221,540
†DXC Technology	19,155	341,917
†Endurance International Group Holdings	7,841	45,007
†EPAM Systems	2,057	664,987
†Euronet Worldwide	5,965	543,412
EVERTEC	7,143	247,934
†Evo Payments Class A	463	11,506
†ExlService Holdings	3,626	239,207
Fidelity National Information Services	16,512	2,430,732
†Fiserv	15,359	1,582,745
†FleetCor Technologies	4,616	1,099,070
†Gartner	1,818	227,159
Genpact	15,431	601,037
Global Payments	8,159	1,448,875
†GoDaddy Class A	3,510	266,655
†GTT Communications	5,749	29,665
Hackett Group	2,613	29,213
International Business Machines	43,938	5,345,936
Jack Henry & Associates	3,718	604,510
KBR	15,549	347,676
Leidos Holdings	7,833	698,312
†Limelight Networks	5,104	29,399
†LiveRamp Holdings	6,342	328,325
ManTech International Class A	3,157	217,454
Mastercard Class A	33,000	11,159,610
MAXIMUS	7,040	481,606
†MoneyGram International	1,616	4,565
NIC	6,405	126,179
†Okta	2,451	524,146
Paychex	11,146	889,116
†PayPal Holdings	19,280	3,798,738
†Perficient	3,999	170,917
Perspecta	11,023	214,397
†Sabre	24,774	161,279
Science Applications International	6,116	479,617
†Square Class A	4,058	659,628
†Sykes Enterprises	6,187	211,657
TTEC Holdings	5,612	306,135
†Twilio Class A	2,382	588,568
†Unisys	5,740	61,246
†VeriSign	4,931	1,010,115
†Virtusa	3,607	177,320
Visa Class A	56,802	11,358,696
Western Union	21,608	463,059
†WEX	3,024	420,245
		65,637,121
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.23%
Acushnet Holdings	8,589	$ 288,676
†American Outdoor Brands	2,016	26,268
Brunswick	9,178	540,676
†Callaway Golf	11,679	223,536
Hasbro	8,397	694,600
Johnson Outdoors Class A	842	68,951
†Malibu Boats Class A	3,566	176,731
†Mattel	13,824	161,741
†Nautilus	4,229	72,570
Polaris	5,726	540,191
Smith & Wesson Brands	8,067	125,200
†Vista Outdoor	7,301	147,334
		3,066,474
Life Sciences Tools & Services–1.11%
Agilent Technologies	9,353	944,092
†Bio-Rad Laboratories Class A	1,380	711,335
Bio-Techne	2,246	556,401
Bruker	15,441	613,780
†Charles River Laboratories International	4,897	1,108,926
†Illumina	3,076	950,730
†IQVIA Holdings	8,022	1,264,508
Luminex	4,176	109,620
†Medpace Holdings	3,184	355,812
†Mettler-Toledo International	1,322	1,276,721
PerkinElmer	5,921	743,145
†PRA Health Sciences	4,979	505,070
†Repligen	4,213	621,586
†Syneos Health	7,453	396,201
Thermo Fisher Scientific	9,093	4,014,741
†Waters	2,910	569,429
		14,742,097
Machinery–2.91%
AGCO	9,069	673,555
Alamo Group	1,868	201,800
Albany International Class A	2,740	135,657
Allison Transmission Holdings	11,348	398,769
Astec Industries	3,444	186,837
Barnes Group	6,223	222,410
Caterpillar	29,319	4,372,929
†Chart Industries	3,942	277,004
†CIRCOR International	2,161	59,103
†Colfax	13,541	424,646
Columbus McKinnon	3,989	132,036
Crane	5,256	263,483
Cummins	10,666	2,252,233
Deere & Co.	10,659	2,362,354
Donaldson	12,837	595,894
Douglas Dynamics	3,817	130,541
Dover	9,133	989,469
Enerpac Tool Group	7,069	132,968

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
EnPro Industries	3,111	$ 175,492
ESCO Technologies	2,378	191,572
†Evoqua Water Technologies	3,982	84,498
Federal Signal	7,571	221,452
Flowserve	11,478	313,235
Fortive	13,093	997,818
Franklin Electric	5,404	317,917
Gorman-Rupp	3,528	103,935
Graco	13,628	836,078
Greenbrier	6,320	185,808
Helios Technologies	4,904	178,506
Hillenbrand	7,862	222,966
Hyster-Yale Materials Handling	2,265	84,145
IDEX	3,489	636,428
Illinois Tool Works	13,075	2,526,221
†Ingersoll Rand	18,575	661,270
ITT	10,472	618,372
John Bean Technologies	2,531	232,574
Kadant	1,257	137,792
Kennametal	9,700	280,718
†L B Foster Class A	1,339	17,969
Lincoln Electric Holdings	6,053	557,118
Lindsay	1,158	111,955
†Lydall	4,164	68,873
†Manitowoc	5,279	44,396
†Meritor	9,827	205,777
†Middleby	3,797	340,629
Mueller Industries	7,847	212,340
Mueller Water Products Class A	19,692	204,600
†Navistar International	9,723	423,339
†NN	2,981	15,382
Nordson	4,449	853,407
Oshkosh	8,768	644,448
Otis Worldwide	15,126	944,165
PACCAR	22,943	1,956,579
Parker-Hannifin	6,409	1,296,797
†Park-Ohio Holdings	1,206	19,380
Pentair	11,896	544,480
†Proto Labs	1,861	241,000
†RBC Bearings	2,276	275,874
†REV Group	7,071	55,790
Rexnord	13,942	416,029
Shyft Group	3,500	66,080
Snap-on	4,695	690,775
†SPX	3,638	168,730
†SPX FLOW	6,438	275,675
Standex International	1,405	83,176
Stanley Black & Decker	5,161	837,114
Tennant	2,245	135,508
†Terex	9,992	193,445
Timken	8,361	453,333
†Titan International	4,215	12,181
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Toro	9,030	$ 758,069
†TriMas	5,477	124,876
Trinity Industries	14,172	276,354
Wabash National	13,252	158,494
Watts Water Technologies Class A	2,752	275,613
†Welbilt	12,316	75,867
Westinghouse Air Brake Technologies	7,920	490,090
Woodward	6,253	501,240
Xylem	9,129	767,931
		38,613,363
Marine–0.05%
Costamare	10,400	63,128
Genco Shipping & Trading	1,685	11,626
†Kirby	5,754	208,122
Matson	7,118	285,361
Scorpio Bulkers	1,605	22,727
		590,964
Media–1.69%
†Altice USA Class A	9,712	252,512
†AMC Networks Class A	4,165	102,917
Cable One	488	920,090
†Charter Communications Class A	5,409	3,377,055
Comcast Class A	174,063	8,052,154
†comScore	6,307	12,866
†Discovery Class A	16,083	350,127
†Discovery Class C	27,049	530,160
†DISH Network Class A	15,803	458,761
†Emerald Holding	7,655	15,616
†Entercom Communications Class A	18,467	29,732
Entravision Communications Class A	11,605	17,640
EW Scripps Class A	6,953	79,542
Fox Class A	17,665	491,617
†Fox Class B	15,802	441,982
†Gannett	20,670	26,871
†Gray Television	12,929	178,032
Interpublic Group	41,293	688,354
John Wiley & Sons Class A	8,331	264,176
†Liberty Broadband Class A	1,624	230,300
†Liberty Broadband Class C	5,861	837,361
†Liberty Media-Liberty SiriusXM Class A	5,940	197,030
†Liberty Media-Liberty SiriusXM Class C	13,988	462,723
Loral Space & Communications	573	10,486
†Meredith	4,281	56,167
†MSG Networks Class A	7,386	70,684

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
National CineMedia	6,797	$ 18,454
New York Times Class A	14,278	610,956
News Class A	30,416	426,432
News Class B	10,996	153,724
Nexstar Media Group Class A	5,697	512,331
Omnicom Group	16,240	803,880
Scholastic	4,716	98,989
Sirius XM Holdings	68,041	364,700
TEGNA	26,053	306,123
†Tribune Publishing	2,738	31,925
ViacomCBS Class A	178	5,392
ViacomCBS Class B	30,937	866,545
		22,354,406
Metals & Mining–0.65%
†Alcoa	18,767	218,260
†Allegheny Technologies	11,771	102,643
†Arconic	6,630	126,302
Carpenter Technology	7,558	137,253
†Century Aluminum	19,579	139,403
†Coeur Mining	44,499	328,403
Commercial Metals	17,961	358,861
Compass Minerals International	5,573	330,758
†Ferroglobe	12,975	8,680
†Freeport-McMoRan	81,180	1,269,655
Haynes International	1,268	21,670
Hecla Mining	58,317	296,250
Kaiser Aluminum	1,961	105,090
Materion	3,100	161,293
Newmont	19,903	1,262,845
Nucor	19,424	871,361
Reliance Steel & Aluminum	6,581	671,525
Royal Gold	5,496	660,454
†Ryerson Holding	607	3,478
Schnitzer Steel Industries Class A	2,756	52,998
Southern Copper	5,136	232,507
Steel Dynamics	21,496	615,431
SunCoke Energy	15,427	52,760
†TimkenSteel	6,778	24,062
United States Steel	19,736	144,862
Warrior Met Coal	8,374	143,028
Worthington Industries	7,380	300,956
		8,640,788
Multiline Retail–0.62%
Big Lots	8,831	393,863
Dillard's Class A	3,626	132,421
Dollar General	9,706	2,034,572
†Dollar Tree	14,179	1,295,110
†Kohl's	24,135	447,222
†Macy's	41,432	236,162
†Nordstrom	14,481	172,613
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
†Ollie's Bargain Outlet Holdings	3,936	$ 343,810
Target	19,765	3,111,406
		8,167,179
Multi-Utilities–0.75%
Ameren	11,159	882,454
Avista	6,743	230,071
Black Hills	4,628	247,552
CenterPoint Energy	22,804	441,257
CMS Energy	11,504	706,461
Consolidated Edison	10,269	798,928
Dominion Energy	26,389	2,082,884
DTE Energy	6,090	700,594
MDU Resources Group	18,965	426,712
NiSource	16,856	370,832
NorthWestern	4,293	208,811
Public Service Enterprise Group	16,849	925,179
Sempra Energy	6,916	818,578
Unitil	1,492	57,651
WEC Energy Group	11,137	1,079,175
		9,977,139
Oil, Gas & Consumable Fuels–2.01%
Antero Midstream	10,270	55,150
†Antero Resources	21,428	58,927
Apache	24,746	234,345
†Arch Resources	2,884	122,512
†Berry	5,961	18,896
†Bonanza Creek Energy	1,747	32,844
Cabot Oil & Gas	44,254	768,249
†Callon Petroleum	5,442	26,230
†Centennial Resource Development Class A	22,272	13,417
†Cheniere Energy	13,682	633,066
Chevron	60,020	4,321,440
Cimarex Energy	6,236	151,722
†Clean Energy Fuels	25,088	62,218
†CNX Resources	25,034	236,321
Concho Resources	14,708	648,917
ConocoPhillips	58,848	1,932,568
†CONSOL Energy	4,705	20,843
†Continental Resources	6,219	76,369
†CVR Energy	8,133	100,687
Delek US Holdings	14,079	156,699
Devon Energy	28,185	266,630
DHT Holdings	14,019	72,338
Diamondback Energy	2,531	76,234
†Dorian LPG	650	5,206
†EnLink Midstream	18,193	42,754
EOG Resources	27,780	998,413
†EQT	18,234	235,766
Equitrans Midstream	7,528	63,687

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil	134,088	$ 4,603,241
GasLog	10,365	28,089
†Green Plains	4,898	75,821
†Gulfport Energy	21,110	11,127
Hess	20,873	854,332
†HighPoint Resources	18,721	4,306
HollyFrontier	18,276	360,220
International Seaways	3,390	49,528
Kinder Morgan	66,411	818,848
†Kosmos Energy	44,165	43,087
†Laredo Petroleum	1,478	14,484
†Marathon Oil	56,103	229,461
Marathon Petroleum	30,801	903,701
†Matador Resources	13,122	108,388
Murphy Oil	18,269	162,959
NACCO Industries Class A	200	3,642
Noble Energy	20,258	173,206
†Oasis Petroleum	35,805	10,025
Occidental Petroleum	57,761	578,188
ONEOK	29,582	768,540
Panhandle Oil and Gas Class A	1,806	2,583
†Par Pacific Holdings	9,387	63,550
Parsley Energy Class A	24,857	232,661
†PBF Energy Class A	14,133	80,417
†PDC Energy	13,619	168,807
†Peabody Energy	15,632	35,954
†Penn Virginia	1,279	12,598
Phillips 66	12,822	664,692
Pioneer Natural Resources	6,800	584,732
†QEP Resources	26,620	24,033
†Range Resources	18,226	120,656
†Renewable Energy Group	5,557	296,855
†REX American Resources	1,042	68,366
†Ring Energy	3,975	2,703
Scorpio Tankers	6,981	77,280
SFL	19,649	147,171
SM Energy	18,345	29,169
†Southwestern Energy	52,528	123,441
†Talos Energy	7,201	46,446
Targa Resources	14,043	197,023
†Teekay	13,659	30,460
Valero Energy	21,530	932,680
†W&T Offshore	13,431	24,176
Williams	53,335	1,048,033
World Fuel Services	12,152	257,501
†WPX Energy	32,521	159,353
		26,664,981
Paper & Forest Products–0.10%
Boise Cascade	5,938	237,045
†Clearwater Paper	2,473	93,826
†Domtar	8,467	222,428
Glatfelter	4,944	68,079
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
Louisiana-Pacific	11,761	$ 347,067
Mercer International	10,372	68,455
Neenah	2,359	88,392
†Resolute Forest Products	7,351	32,932
Schweitzer-Mauduit International	4,384	133,230
Verso Class A	4,244	33,485
		1,324,939
Personal Products–0.32%
†Coty Class A	39,789	107,430
†Edgewell Personal Care	5,853	163,182
†elf Beauty	3,904	71,717
Estee Lauder Class A	10,189	2,223,749
†Herbalife Nutrition	9,618	448,680
†Inter Parfums	3,508	131,024
Medifast	1,745	286,965
Natura & Co. Holding ADR	12,284	223,692
Natural Health Trends	1,722	9,712
Nu Skin Enterprises Class A	7,013	351,281
†USANA Health Sciences	2,793	205,704
		4,223,136
Pharmaceuticals–3.49%
†Amphastar Pharmaceuticals	7,904	148,200
†ANI Pharmaceuticals	738	20,819
†Assertio Holdings	3,876	2,580
Bristol-Myers Squibb	71,984	4,339,915
†Catalent	15,732	1,347,603
†Corcept Therapeutics	8,642	150,414
†Cymabay Therapeutics	5,176	37,474
†Elanco Animal Health	25,572	714,226
Eli Lilly & Co.	29,646	4,388,201
†Endo International	19,354	63,868
†Horizon Therapeutics	15,728	1,221,751
†Innoviva	12,944	135,265
†Intra-Cellular Therapies	5,388	138,256
†Jazz Pharmaceuticals	4,967	708,244
Johnson & Johnson	93,527	13,924,300
†Lannett	7,113	43,460
†Mallinckrodt	12,633	12,296
Merck & Co.	86,083	7,140,585
†Mylan	36,583	542,526
†Nektar Therapeutics	9,757	161,869
†Otonomy	619	2,507
†Pacira BioSciences	500	30,060
Perrigo	8,951	410,940
Pfizer	182,071	6,682,006
Phibro Animal Health Class A	1,442	25,091
†Prestige Consumer Healthcare	6,536	238,041
†Revance Therapeutics	3,504	88,091
†Supernus Pharmaceuticals	3,800	79,192

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Taro Pharmaceutical Industries	3,413	$ 187,203
Zoetis	19,227	3,179,569
†Zogenix	4,371	78,372
		46,242,924
Professional Services–0.62%
†ASGN	5,974	379,707
Barrett Business Services	300	15,732
†CBIZ	9,833	224,881
CoreLogic	9,062	613,226
†CoStar Group	768	651,656
Equifax	3,968	622,579
Exponent	5,116	368,505
†Forrester Research	2,034	66,695
†Franklin Covey	993	17,616
†FTI Consulting	4,275	453,022
†GP Strategies	1,772	17,082
Heidrick & Struggles International	2,100	41,265
†Huron Consulting Group	2,990	117,597
ICF International	2,478	152,471
IHS Markit	2,438	191,407
†InnerWorkings	2,041	6,103
Insperity	2,353	154,098
†Kelly Services Class A	7,992	136,184
Kforce	4,767	153,354
Korn Ferry	6,340	183,860
ManpowerGroup	6,573	481,998
†Mistras Group	3,448	13,482
Nielsen Holdings	26,911	381,598
Resources Connection	4,071	47,020
Robert Half International	9,812	519,447
TransUnion	1,042	87,663
†TriNet Group	6,496	385,343
†TrueBlue	5,561	86,140
Verisk Analytics	8,722	1,616,274
		8,186,005
Real Estate Management & Development–0.22%
†Altisource Portfolio Solutions	2,089	26,468
†CBRE Group Class A	23,540	1,105,674
†Forestar Group	476	8,425
†FRP Holdings	631	26,294
†Howard Hughes	4,225	243,360
†Jones Lang LaSalle	4,649	444,723
Kennedy-Wilson Holdings	16,113	233,961
†Marcus & Millichap	6,542	180,036
Newmark Group Class A	20,238	87,428
†Rafael Holdings Class B	1,698	26,319
RE/MAX Holdings Class A	3,948	129,218
†Realogy Holdings	18,390	173,601
RMR Group Class A	862	23,679
†St Joe	10,227	210,983
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Tejon Ranch	2,365	$ 33,465
		2,953,634
Road & Rail–1.31%
AMERCO	1,814	645,748
ArcBest	3,735	116,009
†Avis Budget Group	8,228	216,561
†Covenant Logistics Group	3,400	59,466
CSX	33,595	2,609,324
Heartland Express	11,699	217,601
†Hertz Global Holdings	27,042	30,017
JB Hunt Transport Services	8,140	1,028,733
Kansas City Southern	5,344	966,355
Knight-Swift Transportation Holdings	11,576	471,143
Landstar System	4,388	550,650
Marten Transport	11,904	194,273
Norfolk Southern	10,375	2,220,146
Old Dominion Freight Line	7,152	1,293,940
†PAM Transportation Services	306	11,506
Ryder System	7,460	315,110
†Saia	3,643	459,528
Schneider National Class B	12,607	311,771
Union Pacific	26,048	5,128,070
†Universal Logistics Holdings	2,500	52,150
†USA Truck	1,448	13,684
Werner Enterprises	9,031	379,212
†YRC Worldwide	1,455	5,704
		17,296,701
Semiconductors & Semiconductor Equipment–4.83%
†Advanced Energy Industries	4,491	282,664
†Advanced Micro Devices	18,799	1,541,330
†Alpha & Omega Semiconductor	1,200	15,384
†Ambarella	3,562	185,865
†Amkor Technology	37,829	423,685
Analog Devices	6,486	757,176
Applied Materials	33,111	1,968,449
†Axcelis Technologies	6,725	147,950
Broadcom	12,015	4,377,305
Brooks Automation	9,566	442,523
†CEVA	2,353	92,638
†Cirrus Logic	6,284	423,856
CMC Materials	2,032	290,190
†Cohu	4,934	84,766
†Cree	9,759	622,039
†Diodes	7,611	429,641
†DSP Group	4,368	57,570
†Enphase Energy	3,297	272,299
Entegris	13,819	1,027,304
†First Solar	9,258	612,880
†FormFactor	7,433	185,305
†Ichor Holdings	2,461	53,084

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Inphi	2,993	$ 335,964
Intel	201,078	10,411,819
KLA	9,200	1,782,408
Kulicke & Soffa Industries	6,090	136,416
Lam Research	5,946	1,972,585
†Lattice Semiconductor	16,180	468,573
†MACOM Technology Solutions Holdings	9,395	319,524
Marvell Technology Group	28,234	1,120,890
†Maxim Integrated Products	11,953	808,142
†MaxLinear	6,970	161,983
Microchip Technology	13,104	1,346,567
†Micron Technology	51,098	2,399,562
MKS Instruments	5,559	607,210
Monolithic Power Systems	1,814	507,213
†NeoPhotonics	2,126	12,947
NVE	50	2,454
NVIDIA	16,052	8,687,663
†ON Semiconductor	41,688	904,213
†Onto Innovation	5,965	177,638
†PDF Solutions	3,040	56,878
†Photronics	5,636	56,135
Power Integrations	5,618	311,237
†Qorvo	6,407	826,567
QUALCOMM	40,021	4,709,671
†Rambus	17,462	239,055
†Semtech	6,166	326,551
†Silicon Laboratories	2,813	275,252
Skyworks Solutions	9,854	1,433,757
†SMART Global Holdings	4,360	119,202
†SolarEdge Technologies	4,718	1,124,535
†Synaptics	3,515	282,676
Teradyne	9,638	765,835
Texas Instruments	37,904	5,412,312
†Ultra Clean Holdings	2,793	59,938
Universal Display	1,770	319,910
†Veeco Instruments	6,193	72,272
Xilinx	10,828	1,128,711
		63,978,168
Software–6.91%
†ACI Worldwide	8,610	224,979
†Adobe	11,801	5,787,564
†Alarm.com Holdings	2,786	153,927
†Alteryx Class A	939	106,623
†ANSYS	3,253	1,064,479
†Appfolio Class A	1,131	160,387
†Aspen Technology	5,265	666,496
†Atlassian Class A	1,472	267,595
†Autodesk	5,266	1,216,499
†Avalara	1,863	237,234
†Avaya Holdings	10,940	166,288
†Blackbaud	3,139	175,250
†Bottomline Technologies	1,500	63,240
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems	12,348	$ 1,316,667
CDK Global	9,277	404,384
†Cerence	3,782	184,826
†Ceridian HCM Holding	3,040	251,256
Citrix Systems	5,430	747,765
†CommVault Systems	1,800	73,440
†Cornerstone OnDemand	1,568	57,013
†Coupa Software	1,504	412,457
†DocuSign	2,254	485,151
†Dropbox Class A	7,150	137,709
Ebix	3,512	72,347
†Envestnet	3,287	253,625
†Fair Isaac	1,877	798,438
†FireEye	783	9,666
†Fortinet	3,418	402,675
†Globant	1,063	190,511
†Guidewire Software	2,853	297,482
†HubSpot	1,237	361,489
Intuit	8,326	2,716,025
†J2 Global	5,206	360,359
†Manhattan Associates	4,708	449,567
Microsoft	251,109	52,815,756
†MicroStrategy Class A	1,106	166,519
†New Relic	1,830	103,139
NortonLifeLock	13,452	280,340
†Nuance Communications	18,701	620,686
†OneSpan	3,332	69,839
Oracle	97,339	5,811,138
†Palo Alto Networks	1,493	365,412
†Paycom Software	2,847	886,271
†Paylocity Holding	1,771	285,875
Pegasystems	3,592	434,776
Progress Software	4,679	171,626
†Proofpoint	1,590	167,825
†PTC	2,065	170,817
QAD Class A	1,105	46,631
†Qualys	1,453	142,409
†RealPage	4,008	231,021
†RingCentral Class A	402	110,393
†salesforce.com	10,083	2,534,060
Sapiens International	854	26,115
†Seachange International	2,000	1,741
†ServiceNow	2,218	1,075,730
†SolarWinds	5,410	110,039
†Splunk	2,645	497,604
SS&C Technologies Holdings	11,972	724,545
†Synchronoss Technologies	4,423	13,313
†Synopsys	3,261	697,789
†Telenav	2,300	8,280
†Teradata	10,985	249,360
†Trade Desk Class A	863	447,707
†Tyler Technologies	1,278	445,460
†Verint Systems	5,416	260,943
†VMware Class A	1,975	283,748

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Workday Class A	1,507	$ 324,201
Xperi Holding	14,584	167,570
†Zendesk	3,338	343,547
†Zscaler	1,623	228,340
		91,593,978
Specialty Retail–2.99%
Aaron's	6,205	351,513
†Abercrombie & Fitch Class A	8,315	115,828
Advance Auto Parts	4,940	758,290
†American Eagle Outfitters	22,452	332,514
†America's Car-Mart	962	81,655
†Asbury Automotive Group	3,356	327,042
†At Home Group	6,725	99,934
†AutoNation	10,371	548,937
†AutoZone	1,013	1,192,949
†Barnes & Noble Education	6,119	15,787
†Bed Bath & Beyond	20,862	312,513
Best Buy	17,025	1,894,712
Big 5 Sporting Goods	900	6,732
†Boot Barn Holdings	3,430	96,520
Buckle	2,120	43,227
†Build-A-Bear Workshop	2,901	7,253
†Burlington Stores	3,829	789,119
Caleres	7,320	69,979
†CarMax	11,906	1,094,280
†Cato Class A	4,303	33,649
†Chico's FAS	18,957	18,436
†Children's Place	1,721	48,790
†Citi Trends	2,149	53,682
†Conn's	6,316	66,823
†Designer Brands Class A	11,901	64,622
Dick's Sporting Goods	8,270	478,668
†Express	12,788	7,801
†Five Below	3,322	421,894
†Floor & Decor Holdings Class A	5,614	419,927
Foot Locker	14,273	471,437
†Francesca's Holdings	557	1,493
†GameStop Class A	17,127	174,695
†Gap	31,510	536,615
†Genesco	3,102	66,817
†Group 1 Automotive	2,819	249,171
Guess	11,019	128,041
Haverty Furniture	2,655	55,596
†Hibbett Sports	4,645	182,177
Home Depot	30,917	8,585,960
†Hudson Class A	2,755	20,938
†L Brands	4,877	155,137
Lithia Motors Class A	3,476	792,319
Lowe's	30,263	5,019,421
†MarineMax	2,439	62,609
†Michaels	14,861	143,483
Monro	3,844	155,951
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Murphy USA	4,627	$ 593,505
†National Vision Holdings	4,591	175,560
†ODP	8,928	173,650
†O'Reilly Automotive	3,146	1,450,558
†Penske Automotive Group	11,105	529,264
Rent-A-Center	8,035	240,166
†RH	1,851	708,230
†Ross Stores	15,178	1,416,411
†Sally Beauty Holdings	12,560	109,146
Shoe Carnival	1,575	52,889
†Signet Jewelers	8,178	152,929
†Sleep Number	4,561	223,079
Sonic Automotive Class A	5,355	215,057
†Sportsman's Warehouse Holdings	165	2,361
Tiffany & Co.	8,129	941,745
†TJX	49,413	2,749,833
Tractor Supply	8,025	1,150,304
†Ulta Beauty	4,041	905,103
†Urban Outfitters	14,273	297,021
Williams-Sonoma	9,099	822,914
Winmark	151	25,999
†Zumiez	4,241	117,985
		39,608,645
Technology Hardware, Storage & Peripherals–5.87%
†3D Systems	12,600	61,866
Apple	624,758	72,353,224
†Avid Technology	6,614	56,616
†Dell Technologies Class C	8,375	566,904
Hewlett Packard Enterprise	59,187	554,582
HP	55,166	1,047,602
†NCR	13,077	289,525
NetApp	14,388	630,770
†Pure Storage Class A	9,250	142,358
Seagate Technology	18,341	903,661
†Stratasys	4,881	60,866
†Western Digital	18,006	658,119
Xerox Holdings	23,774	446,238
		77,772,331
Textiles, Apparel & Luxury Goods–0.92%
†Capri Holdings	15,972	287,496
†Carter's	4,829	418,095
†Columbia Sportswear	6,536	568,501
†Crocs	5,293	226,170
Culp	695	8,632
†Deckers Outdoor	3,211	706,452
†Fossil Group	8,573	49,209
†G-III Apparel Group	9,262	121,425
Hanesbrands	36,640	577,080
†Kontoor Brands	1,846	44,673
†Lululemon Athletica	4,046	1,332,631
†Movado Group	2,255	22,415

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	39,427	$ 4,949,666
Oxford Industries	2,792	112,685
†PVH	5,201	310,188
†Ralph Lauren	3,815	259,306
†Skechers USA Class A	13,059	394,643
†Steven Madden	8,925	174,038
†Tapestry	16,823	262,943
†Under Armour Class A	8,228	92,400
†Under Armour Class C	8,286	81,534
†Unifi	3,174	40,754
†Vera Bradley	810	4,949
VF	11,580	813,495
Wolverine World Wide	10,329	266,901
		12,126,281
Thrifts & Mortgage Finance–0.36%
†Axos Financial	7,624	177,715
Capitol Federal Financial	21,314	197,474
†Columbia Financial	6,136	68,109
Essent Group	9,692	358,701
Federal Agricultural Mortgage Class C	1,195	76,074
Flagstar Bancorp	7,368	218,314
HomeStreet	2,845	73,287
Kearny Financial	15,285	110,205
Meridian Bancorp	8,312	86,029
Meta Financial Group	7,426	142,728
MGIC Investment	35,831	317,463
†Mr Cooper Group	6,569	146,620
New York Community Bancorp	39,410	325,921
†NMI Holdings Class A	9,001	160,218
Northfield Bancorp	6,724	61,323
Northwest Bancshares	14,286	131,431
PennyMac Financial Services	9,476	550,745
Premier Financial	4,031	62,783
Provident Financial Services	9,985	121,817
Radian Group	23,244	339,595
Sterling Bancorp	1,664	5,008
TFS Financial	9,915	145,651
TrustCo Bank	12,472	65,104
Walker & Dunlop	4,483	237,599
Washington Federal	9,358	195,208
Waterstone Financial	3,925	60,798
WSFS Financial	9,706	261,771
		4,697,691
Tobacco–0.55%
Altria Group	84,210	3,253,874
Philip Morris International	49,489	3,711,180
Universal	3,560	149,093
Vector Group	17,305	167,686
		7,281,833
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.72%
Air Lease	16,007	$ 470,926
Applied Industrial Technologies	5,007	275,886
†Beacon Roofing Supply	8,312	258,254
†BMC Stock Holdings	11,516	493,230
CAI International	2,879	79,259
†DXP Enterprises	1,631	26,308
Fastenal	31,166	1,405,275
GATX	4,500	286,875
†GMS	6,711	161,735
H&E Equipment Services	6,917	135,988
†HD Supply Holdings	14,675	605,197
†Herc Holdings	3,940	156,063
†MRC Global	11,216	48,005
MSC Industrial Direct Class A	5,382	340,573
†NOW	13,867	62,956
Rush Enterprises Class A	4,686	236,830
†SiteOne Landscape Supply	1,171	142,803
Systemax	4,022	96,287
†Textainer Group Holdings	6,500	92,040
†Titan Machinery	4,300	56,889
Triton International	9,649	392,425
†United Rentals	7,828	1,365,986
†Univar Solutions	13,479	227,526
†Veritiv	1,100	13,926
Watsco	3,045	709,150
†WESCO International	7,511	330,634
WW Grainger	3,114	1,110,982
		9,582,008
Transportation Infrastructure–0.01%
†Macquarie Infrastructure	5,269	141,683
		141,683
Water Utilities–0.18%
American States Water	4,089	306,470
American Water Works	7,925	1,148,174
California Water Service Group	5,288	229,764
Essential Utilities	10,156	408,779
Middlesex Water	1,357	84,338
SJW Group	3,075	187,144
York Water	591	24,982
		2,389,651
Wireless Telecommunication Services–0.23%
†Boingo Wireless	4,098	41,779
Shenandoah Telecommunications	6,684	297,003
Spok Holdings	1,858	17,670
Telephone & Data Systems	9,452	174,295
†T-Mobile US	20,661	2,362,792

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†United States Cellular	3,838	$ 113,336
		3,006,875
Total Common Stock (Cost $829,337,100)		1,321,514,718
PREFERRED STOCKS–0.01%
Qurate Retail 8.00%	708	69,738
WESCO International 10.63%	3,174	88,872
Total Preferred Stocks (Cost $288,457)		158,610
RIGHTS–0.00%
=†πAchillion Pharmace CVR	5,527	953
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†πMedia General CVR	16,818	$ 1,598
Total Rights (Cost $2,542)		2,551

MONEY MARKET FUND–0.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	2,055,665	2,055,665
Total Money Market Fund (Cost $2,055,665)		2,055,665

TOTAL INVESTMENTS–99.91% (Cost $831,683,764)	1,323,731,544
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,139,218
NET ASSETS APPLICABLE TO 39,990,864 SHARES OUTSTANDING–100.00%	$1,324,870,762

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $2,551, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace CVR	1/29/2020	$2,542	$953
Media General CVR	1/18/2017	—	1,598
Total		$2,542	$2,551

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,321,514,718	$—	$—	$1,321,514,718
Preferred Stocks	158,610	—	—	158,610
Rights	—	—	2,551	2,551
Money Market Fund	2,055,665	—	—	2,055,665
Total Investments	$1,323,728,993	$—	$2,551	$1,323,731,544
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–24